Investments in Equity-Accounted Investees - Changes in Investments in Equity-Accounted Investees (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments in Equity Accounted Investees [Line Items]
Balance as of January 1	$ 37
Acquisitions/additions
Deductions
Share in income (loss)	7	(77)	(86)
Translation and exchange rate differences	1
Balance as of December 31	$ 45	$ 37